Note 6 - Accrued Liabilities (Details) - USD ($)	Nov. 30, 2020	Nov. 30, 2019
Payables and Accruals [Abstract]
Professional fees	$ 144,866	$ 220,754
Board of Directors fees	230,812	115,885
Litigation settlement fee (Note 16)	600,000	400,000
Interest	266,498	60,019
Other	538,096	131,040
Accrued liabilities	$ 1,780,272	$ 927,698